Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash and cash equivalents
18.	Cash and cash equivalents
Long-term bank deposits
Short-term bank deposits
Restricted cash

	31.12.2018 RMB’000	31.12.2019 RMB’000	31.12.2019 US$’000
Non-current
Long-term bank deposits (i)	70,000	50,000	7,057

Current
Cash and cash equivalents	5,559,890	5,753,268	812,024
Long-term bank deposits (i)	70,000	70,000	9,880
Short-term bank deposits (ii)	356,926	286,543	40,443
Restricted cash	71,706	231,107	32,619

	6,058,522	6,340,918	894,966

Cash and bank balances	6,128,522	6,390,918	902,023

Note:

(i)
In 2019, YMMC has placed new
two-year
time deposits of RMB 50.0 million (US$7.1 million) (2018: RMB 70.0 million) at annual interest rate range from 3.99% to 4.13% (2018: 2.94% to 3.15%) with certain banks. These long-term deposits are not considered to be cash equivalents.

As at December 31, 2019, the
two-year
time deposits placed in 2018 has remaining maturity period of less than 12 months. Accordingly, this balance has been classified to current assets in 2019.

(ii)
Short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2019 for the Group ranged from 1.78% to 3.65% (2018: 1.40% to 3.90%). These short-term bank deposits are not considered as cash equivalents.

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for varying periods, depending on the immediate cash requirements of the Group, and earn interests at the respective short-term deposit rates. The interest rate of the bank deposits (excluding long-term and short-term bank deposits) as at December 31, 2019 for the Group ranged from 1.50% to 3.15% (2018: 1.30% to 3.28%).
As of December 31, 2019, the Group’s restricted cash of RMB 231.1 million (US$32.6 million) was used as collateral by the banks for the issuance of bills to suppliers. As at December 31, 2018, the Group’s restricted cash comprised of RMB 31.6 million which was used as collateral by the banks for the issuance of bills to suppliers and RMB 40.1 million related to retention money deposited in a joint signatory account with the buyer of LKNII for payment of tax payable for the disposal of LKNII, the tax was settled in 2019. The Group’s share of joint ventures’ restricted cash is disclosed in Note 6.
As of December 31, 2018 and 2019, the Group had RMB 492.8 million and RMB 295.0 million (US$41.6 million) respectively, of undrawn committed borrowing facilities in respect of which all conditions precedent had been met. The commitment fees incurred for 2017, 2018 and 2019 were RMB 0.2 million, RMB 0.2 million and RMB 0.2 million (less than US$0.1 million) respectively.
For the purpose of the statement of cash flows, cash and cash equivalents comprise the following at December 31:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Cash at banks and on hand	5,110,520	5,205,605	734,726
Short-term bank deposits (i)	449,370	547,663	77,298

Cash and cash equivalents	5,559,890	5,753,268	812,024

Note:

(i)
This relates to other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.